Annual Total Returns- JPMorgan SmartSpending 2015 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan SmartSpending 2015 Fund - Class R6	2017	2018	2019	2020
Total	11.22%	(3.41%)	11.94%	4.81%